Loans Receivable - Skeena Convertible Debenture AND Noront Term Loan (Details) $ / shares in Units, $ in Millions, $ in Millions					12 Months Ended
	Jun. 26, 2024 USD ($)	Jun. 26, 2024 CAD ($)	Dec. 18, 2023 USD ($)	Dec. 18, 2023 CAD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Loans Receivable
Amount advances					$ 118.2	$ 18.7
Fair value of derivatives					$ 5.7
Skeena Convertible Debenture | Loans receivable
Loans Receivable
Amount advances			$ 18.7	$ 25.0
Interest rate (in percent)			7.00%	7.00%
Conversion price | $ / shares				$ 7.7
Amount received	$ 18.9	$ 25.9